Research and Developement and Software (Details) (Software [Member], USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Software [Member]
Schedule of software's
Software	$ 1,011,068	$ 258,933
Accumulated amortization	(64,137)
Asset Impairment	(946,931)
Software, net		$ 258,933